Convertible notes (Tables)	12 Months Ended
Mar. 31, 2014
Convertible notes
Schedule of Convertible Notes
	March 31,
	2013	2014	2014
	RMB	RMB	US$

Principal amount of the KKR Notes	409,764	403,315	64,879
Principal amount of the GM Notes	315,226	310,302	49,917
Cumulative interest payables	26,791	64,136	10,317
Carrying amount	751,781	777,753	125,113

Schedule of Interest Relating to KKR Notes and GM Notes
	Year ended March 31,
	2013	2014	2014
	RMB	RMB	US$

KKR Notes interest incurred	45,959	50,475	8,120
GM Notes interest incurred	18,761	37,994	6,112
Amortization of debt issuance costs	3,062	3,610	581
Notes related interest cost capitalized	(1,207)	(24,822)	(3,993)
Total interest expense	66,575	67,257	10,820